Share-based compensation - Share Based Compensation Related to Parent's Series D Financing (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Nov. 25, 2020 shares	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Share-based compensation
Number of shares issued	143,681,555
Share-based compensation expenses		¥ 186,235	$ 26,631	¥ 369,655	¥ 362,868